[logo] PIONEER Investments(R)




April 5, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust VIII (the "Trust")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer International Equity Fund (the "Fund"), a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 39 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on March 29, 2017 (Accession No. 0001019290-17-000002).

     If you have any questions concerning the foregoing certification, please contact me at (919) 397-0939.

Very truly yours,



/s/ Kathleen H. Alexander
----------------------------
Kathleen H. Alexander
Senior Legal Product Manager


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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